________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust





                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________


                                                               December 20, 2002

2002 FISCAL YEAR COMMENTARY


CHESAPEAKE AGGRESSIVE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

             September 2000                 +11%
             December 2000                   -2%
             March 2001                     -11%
             June 2001                      -19%
             September 2001                 -25%
             December 2001                  -23%
             March 2002                      -8%
             June 2002                       +4%
             September 2002                 +16%
             December 2002                  +20% (First Call consensus forecast)
             Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:


[Line Graph Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)

  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Aggressive Growth Fund targets its investing primarily in smaller capitalization stock. Over this fiscal year in the small cap universe growth stocks suffered much deeper losses than value oriented stocks, as evidenced by the Russell 2000 Growth index (small cap) which was down 21.6% compared to the Russell 2000 Value index which lost only 2.5%. The Chesapeake Aggressive Growth Fund was down 19.1%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/ W. Whitfield Gardner                /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV



















Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

_______________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                     Performance Update - $25,000 Investment

        For the period from January 4, 1993 (Commencement of Operations)
                               to October 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                The Chesapeake Aggressive     Russell 2000       S&P 500 Total
                       Growth Fund                Index           Return Index
--------------------------------------------------------------------------------

01/04/93               $24,250                  $25,000            $25,000
04/30/93                24,917                   25,332             25,470
10/31/93                29,929                   29,484             27,462
04/30/94                33,099                   28,730             26,825
10/31/94                36,106                   29,011             28,524
04/30/95                38,740                   30,280             31,510
10/31/95                49,134                   33,929             36,066
04/30/96                51,321                   40,189             41,030
10/31/96                46,996                   39,611             44,756
04/30/97                47,851                   40,214             51,342
10/31/97                62,159                   51,135             59,128
04/30/98                66,287                   57,341             72,427
10/31/98                47,334                   45,185             72,131
04/30/99                54,344                   52,075             88,232
10/31/99                63,603                   51,936             90,646
04/30/00                88,087                   61,733             97,168
10/31/00                77,581                   61,081             96,168
04/30/01                67,444                   60,032             84,563
10/31/01                51,215                   53,422             72,218
04/30/02                57,819                   64,136             73,886
10/31/02                41,448                   47,247             61,309


This graph depicts the performance of The Chesapeake Aggressive Growth Fund (the "Fund") versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

-------------------------- ------------ -------------- ------------------------
                                                         Since Commencement
                             One Year     Five Years    of Operations (1/4/93)
-------------------------- ------------ -------------- ------------------------
       No Sales Load         (19.07)%       (7.79)%             5.61 %
-------------------------- ------------ -------------- ------------------------
 3.00% Maximum Sales Load    (21.50)%       (8.35)%             5.28 %
-------------------------- ------------ -------------- ------------------------


>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00% for the Fund) at January 4, 1993 (commencement of operations of the Fund). All dividends and distributions are reinvested.

>>   At October 31, 2002,  the value of the Fund would have increased to $41,448
     - a cumulative total investment return of 65.79% since January 4, 1993. Without the deduction of the 3.00% maximum sales load, the value of the Fund would have increased to $42,730 - a cumulative total investment return of 70.92% since January 4, 1993. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $61,309 - a cumulative total investment return of 145.23% since January 4, 1993; while the value of a similar investment in the Russell 2000 Index would have increased to $47,247 - a cumulative total investment return of 88.99% since January 4, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.27%

      Aerospace & Defense - 1.21%
        (a)BE Aerospace, Inc. ......................................................                  75,700             $   231,642
        (a)The Titan Corporation ...................................................                  45,800                 590,362
                                                                                                                         -----------
                                                                                                                             822,004
                                                                                                                         -----------
      Apparel Manufacturing - 6.53%
        (a)Jones Apparel Group, Inc. ...............................................                 127,700               4,423,528
                                                                                                                         -----------

      Auto Parts - Original Equipment - 0.39%
        (a)Dura Automotive Systems, Inc. ...........................................                  31,000                 262,570
                                                                                                                         -----------

      Biotechnology - 0.30%
        (a)Harvard Bioscience, Inc. ................................................                  68,800                 206,400
                                                                                                                         -----------

      Commercial Services - 3.64%
           First American Corporation ..............................................                  51,000               1,042,950
        (a)Overture Services, Inc. .................................................                  51,700               1,423,301
                                                                                                                         -----------
                                                                                                                           2,466,251
                                                                                                                         -----------
      Communication Services - 1.01%
           Harris Corporation ......................................................                  26,000                 685,880
                                                                                                                         -----------

      Computer Software & Services - 8.89%
        (a)CheckFree Corp. .........................................................                  38,100                 620,268
        (a)Cognizant Technology Solutions Corporation ..............................                  20,500               1,356,485
        (a)Cognos, Inc. ............................................................                  37,500                 743,250
        (a)Exult Inc. ..............................................................                 130,300                 371,355
           Fair, Isaac and Company, Incorporated ...................................                  14,800                 569,356
        (a)Foundry Networks, Inc. ..................................................                  85,600                 605,192
        (a)MICROS Systems, Inc. ....................................................                  26,800                 556,368
        (a)Network Associates, Inc. ................................................                  14,000                 222,460
        (a)Precise Software Solutions Ltd. .........................................                  37,800                 438,480
        (a)Quest Software, Inc. ....................................................                  49,500                 540,540
                                                                                                                         -----------
                                                                                                                           6,023,754
                                                                                                                         -----------
      Computers - 2.78%
        (a)Intergraph Corporation ..................................................                 102,400               1,884,160
                                                                                                                         -----------

      Construction - 1.23%
        (a)EMCOR Group, Inc. .......................................................                  17,200                 836,092
                                                                                                                         -----------

      Diversified Operations - 0.46%
        (a)Aura Systems, Inc. ......................................................               3,089,936                 308,994
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Educational Services - 0.07%
        (a)Edison Schools Inc. ...................................................                  100,500              $    45,225
                                                                                                                         -----------

      Electronics - 2.90%
           Harman International Industries, Inc. .................................                   13,900                  778,400
        (a)Kopin Corporation .....................................................                  115,000                  426,650
        (a)Power-One, Inc. .......................................................                  141,600                  761,808
                                                                                                                         -----------
                                                                                                                           1,966,858
                                                                                                                         -----------
      Electronics - Semiconductor - 6.46%
        (a)ATI Technologies Inc. .................................................                   40,100                  257,442
        (a)DSP Group, Inc. .......................................................                   47,900                  684,970
        (a)LTX Corporation .......................................................                  145,700                  903,340
        (a)Marvell Technology Group Ltd. .........................................                   11,996                  194,455
        (a)O2Micro International Limited .........................................                   38,700                  332,007
        (a)OmniVision Technologies, Inc. .........................................                   73,500                  832,020
        (a)Semtech Corporation ...................................................                   25,000                  353,250
        (a)SpeedFam-IPEC, Inc. ...................................................                   54,300                  311,682
        (a)TriQuint Semiconductor, Inc. ..........................................                   36,550                  184,578
        (a)Veeco Instruments Inc. ................................................                   27,000                  323,460
                                                                                                                         -----------
                                                                                                                           4,377,204
                                                                                                                         -----------
      Entertainment - 3.74%
        (a)GameStop Corporation ..................................................                   44,400                  794,760
        (a)Take-Two Interactive Software, Inc. ...................................                   67,600                1,742,728
                                                                                                                         -----------
                                                                                                                           2,537,488
                                                                                                                         -----------
      Financial - Consumer Credit - 1.03%
        (a)AmeriCredit Corporation ...............................................                   91,900                  697,521
                                                                                                                         -----------

      Financial - Non-Banks - 1.67%
           American Capital Strategies, Ltd. .....................................                   57,600                1,132,416
                                                                                                                         -----------

      Financial Services - 0.32%
           MCG Capital Corporation ...............................................                   18,200                  213,668
                                                                                                                         -----------

      Food Processing - 1.84%
        (a)Dean Foods Company ....................................................                   33,200                1,244,668
                                                                                                                         -----------

      Foreign - 1.06%
        (a)ASM International N.V. - ADR ..........................................                   56,300                  715,010
                                                                                                                         -----------

      Homebuilders - 1.59%
        (a)Beazer Homes USA, Inc. ................................................                    9,300                  611,289
           Walter Industries, Inc. ...............................................                   42,600                  466,470
                                                                                                                         -----------
                                                                                                                           1,077,759
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 4.29%
        (a)First Health Group Corp. ..................................................                 96,900            $ 2,517,462
           Scottish Annuity & Life Holdings, Ltd. ....................................                 22,200                392,718
                                                                                                                         -----------
                                                                                                                           2,910,180
                                                                                                                         -----------
      Insurance - Brokerage - 3.72%
           Brown & Brown .............................................................                 56,800              1,726,720
           Hilb, Rogal and Hamilton Company ..........................................                 19,400                795,400
                                                                                                                         -----------
                                                                                                                           2,522,120
                                                                                                                         -----------
      Machine - Diversified - 1.65%
        (a)AGCO Corporation ..........................................................                 44,000              1,117,600
                                                                                                                         -----------

      Medical - Biotechnology - 3.59%
        (a)ARIAD Pharmaceuticals, Inc. ...............................................                 65,400                152,382
        (a)Durect Corporation ........................................................                104,600                338,904
        (a)Genzyme Corporation - Genzyme Biosurgery Division .........................                 90,696                198,624
           ICN Pharmaceuticals, Inc. .................................................                 17,400                145,290
        (a)ILEX Oncology, Inc. .......................................................                 44,600                273,844
        (a)Immunomedics, Inc. ........................................................                 42,100                293,858
        (a)Progenics Pharmaceuticals, Inc. ...........................................                 33,600                240,240
        (a)Regeneration Technologies, Inc. ...........................................                 86,400                787,104
                                                                                                                         -----------
                                                                                                                           2,430,246
                                                                                                                         -----------
      Medical - Hospital Management & Services - 5.60%
        (a)LifePoint Hospitals, Inc. .................................................                 44,700              1,401,345
        (a)Medical Resources, Inc. ...................................................                  4,885                      2
        (a)Triad Hospitals, Inc. .....................................................                 28,200              1,029,300
        (a)Universal Health Services, Inc. ...........................................                 28,160              1,365,197
                                                                                                                         -----------
                                                                                                                           3,795,844
                                                                                                                         -----------
      Medical Supplies - 3.96%
        (a)Aksys, Ltd ................................................................                 84,200                336,800
           Biomet, Inc. ..............................................................                 27,925                822,670
        (a)INAMED Corporation ........................................................                 57,200              1,524,952
                                                                                                                         -----------
                                                                                                                           2,684,422
                                                                                                                         -----------
      Metal Fabrication & Hardware - 0.28%
        (a)Steel Dynamics, Inc. ......................................................                 14,800                192,844
                                                                                                                         -----------

      Miscellaneous - Manufacturing - 2.22%
        (a)Identix Incorporated ......................................................                154,500                928,545
        (a)Paxar Corporation .........................................................                 39,700                572,474
        (a)Wilshire Technologies, Warrants, expire 11/28/2002 ........................                 11,956                      0
                                                                                                                         -----------
                                                                                                                           1,501,019
                                                                                                                         -----------
      Oil & Gas - Domestic - 1.06%
           Chesapeake Energy Corporation .............................................                102,700                716,846
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 3.47%
           ENSCO International Incorporated ......................................                   41,000              $ 1,108,640
        (a)Patterson-UTI Energy, Inc. ............................................                   42,900                1,240,668
                                                                                                                         -----------
                                                                                                                           2,349,308
                                                                                                                         -----------
      Packaging & Containers - 2.13%
        (a)Crown Cork & Seal Company, Inc. .......................................                  225,400                1,442,560
                                                                                                                         -----------

      Pharmaceuticals - 1.93%
        (a)Taro Pharmaceutical Industries Ltd. ...................................                   37,700                1,310,075
                                                                                                                         -----------

      Pharmaceutical Services - 2.32%
        (a)Caremark Rx, Inc. .....................................................                   88,700                1,569,990
                                                                                                                         -----------

      Retail - Apparel - 2.11%
        (a)AnnTaylor Stores Corporation ..........................................                   61,100                1,431,573
                                                                                                                         -----------

      Retail - Automotive Parts - 0.96%
        (a)Sonic Automotive, Inc. ................................................                   41,100                  647,325
                                                                                                                         -----------

      Retail - Drug Stores - 1.16%
        (a)Duane Reade Inc. ......................................................                   40,800                  784,992
                                                                                                                         -----------

      Retail - Specialty Line - 7.27%
        (a)1-800-FLOWERS.COM, Inc. ...............................................                   56,200                  387,780
        (a)Hollywood Entertainment Corporation ...................................                   72,200                1,419,452
        (a)PETCO Animal Supplies, Inc. ...........................................                   50,500                1,265,530
           Pier 1 Imports, Inc. ..................................................                   62,700                1,181,895
        (a)School Specialty, Inc. ................................................                   27,800                  672,204
                                                                                                                         -----------
                                                                                                                           4,926,861
                                                                                                                         -----------
      Telecommunications - 1.02%
        (a)Mediacom Communications Corporation ...................................                  126,900                  691,605
                                                                                                                         -----------

      Telecommunications Equipment - 0.27%
        (a)Centillium Communications, Inc. .......................................                   42,600                  129,504
        (a)Forgent Networks, Inc. ................................................                   31,200                   53,040
                                                                                                                         -----------
                                                                                                                             182,544
                                                                                                                         -----------
      Transportation - Air - 0.93%
        (a)Atlantic Coast Airlines Holdings, Inc. ................................                   47,800                  630,960
                                                                                                                         -----------





                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                  Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Transportation - Miscellaneous - 2.21%
        (a)Arkansas Best Corporation ............................................                  20,300                $   607,985
           GATX Corporation .....................................................                  16,700                    334,835
        (a)Swift Transportation Co., Inc. .......................................                  34,500                    555,105
                                                                                                                         -----------
                                                                                                                           1,497,925
                                                                                                                         -----------

           Total Common Stocks (Cost $72,015,625) .......................................................                 67,264,289
                                                                                                                         -----------

INVESTMENT COMPANY - 0.85%

      AIM Liquid Assets Portfolio - Institutional Class .........................                 574,802                    574,802
           (Cost $574,802)                                                                                               -----------



Total Value of Investments (Cost $72,590,427 (b)) ...............................                  100.12 %            $ 67,839,091
Liabilities in Excess of Other Assets ...........................................                   (0.12)%                 (79,521)
                                                                                                   ------              ------------
      Net Assets ................................................................                  100.00 %            $ 67,759,570
                                                                                                   ======              ============





      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is 73,592,027.  Unrealized appreciation  (depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ......................................................................              $ 11,524,130
           Unrealized depreciation ......................................................................               (17,277,066)
                                                                                                                       ------------

                       Net unrealized depreciation ......................................................              $ (5,752,936)
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt






See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $72,590,427) ........................................................                $ 67,839,091
      Income receivable ...............................................................................                       1,121
      Receivable for investments sold .................................................................                     469,191
      Receivable for fund shares sold .................................................................                     238,402
      Other assets ....................................................................................                       2,332
                                                                                                                       ------------

           Total assets ...............................................................................                  68,550,137
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      67,017
      Payable for investment purchases ................................................................                     464,838
      Payable for fund shares redeemed ................................................................                     237,834
      Disbursements in excess of cash on demand deposit ...............................................                      20,878
                                                                                                                       ------------

           Total liabilities ..........................................................................                     790,567
                                                                                                                       ------------

NET ASSETS
      (applicable to 8,081,889 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 67,759,570
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($67,759,570 / 8,081,889 shares) ................................................................                $       8.38
                                                                                                                       ============

OFFERING PRICE PER SHARE
      (100 / 97 of $8.38) .............................................................................                $       8.64
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 79,224,010
      Accumulated net realized loss on investments ....................................................                  (6,713,104)
      Net unrealized depreciation on investments ......................................................                  (4,751,336)
                                                                                                                       ------------
                                                                                                                       $ 67,759,570
                                                                                                                       ============














See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Interest ....................................................................................               $        244
           Dividends ...................................................................................                    341,184
                                                                                                                       ------------

               Total income ............................................................................                    341,428
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  1,364,500
           Fund administration fees (note 2) ...........................................................                    131,870
           Custody fees ................................................................................                     26,728
           Registration and filing administration fees (note 2) ........................................                      6,001
           Fund accounting fees (note 2) ...............................................................                     37,916
           Audit fees ..................................................................................                     21,900
           Legal fees ..................................................................................                     13,808
           Securities pricing fees .....................................................................                      8,666
           Shareholder administration fees (note 2) ....................................................                     50,000
           Shareholder recordkeeping fees ..............................................................                     18,000
           Shareholder servicing expenses ..............................................................                      7,775
           Registration and filing expenses ............................................................                     18,070
           Printing expenses ...........................................................................                     12,454
           Trustee fees and meeting expenses ...........................................................                      7,949
           Other operating expenses ....................................................................                      8,346
                                                                                                                       ------------

               Total expenses ..........................................................................                  1,733,983
                                                                                                                       ------------

                    Less expense reimbursements (note 4) ...............................................                    (29,349)
                                                                                                                       ------------

               Net expenses ............................................................................                  1,704,634
                                                                                                                       ------------

                    Net investment loss ................................................................                 (1,363,206)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ...................................................                 (3,905,341)
      Decrease in unrealized appreciation on investments ...............................................                (12,240,288)
                                                                                                                       ------------

           Net realized and unrealized loss on investments .............................................                (16,145,629)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ....................................               $(17,508,835)
                                                                                                                       ============







See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Year ended     Period ended     Year ended
                                                                                        October 31,     October 31,     August 31,
                                                                                           2002          2001 (a)          2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment loss .........................................                 $ (1,363,206)   $   (281,895)   $ (2,247,782)
         Net realized (loss) gain from investment transactions .......                   (3,905,341)     (1,744,079)     10,590,506
         (Decrease) increase in unrealized appreciation on investments                  (12,240,288)    (18,850,858)   (122,846,780)
                                                                                       ------------    ------------    ------------

              Net decrease in net assets resulting from operations ...                  (17,508,835)    (20,876,832)   (114,504,056)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ..............                   (7,653,543)              0     (54,209,411)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from
              capital share transactions (b) .........................                  (42,236,954)     (6,275,257)     12,656,159
                                                                                       ------------    ------------    ------------

                     Total decrease in net assets ....................                  (67,399,332)    (27,152,089)   (156,057,308)

NET ASSETS

     Beginning of period .............................................                  135,158,902     162,310,991     318,368,299
                                                                                       ------------    ------------    ------------

     End of period ...................................................                 $ 67,759,570    $135,158,902    $162,310,991
                                                                                       ============    ============    ============

(a) For the period from September 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                       --------------------------------------------------------------------------------------------
                                                 Year ended                    Period ended                     Year ended
                                              October 31, 2002             October 31, 2001 (a)              August 31, 2001

                                          Shares           Value          Shares           Value          Shares           Value
                                       --------------------------------------------------------------------------------------------

Shares sold .........................     1,339,818    $ 15,283,173          83,741    $    850,058       1,266,031    $ 18,432,306

Shares issued for reinvestment
of distributions.....................       691,503       7,495,889               0               0       3,413,804      52,538,444
                                       ------------    ------------    ------------    ------------    ------------    ------------

                                          2,031,321      22,779,062          83,741         850,058       4,679,835      70,970,750

Shares redeemed .....................    (6,295,750)    (65,016,016)       (669,084)     (7,125,315)     (3,753,085)    (58,314,591)
                                       ------------    ------------    ------------    ------------    ------------    ------------

     Net (decrease) increase ........    (4,264,429)   $(42,236,954)       (585,343)   $ (6,275,257)        926,750    $ 12,656,159
                                       ============    ============    ============    ============    ============    ============




See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended  Period ended  Year ended   Year ended   Year ended   Year ended
                                                        October 31,  October 31,  August 31,   August 31,   August 31,   August 31,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $  10.95     $  12.55     $  26.52     $  16.81     $  13.30     $  22.44

      (Loss) income from investment operations
           Net investment loss .........................    (0.17)       (0.02)       (0.17)       (0.34)       (0.24)       (0.24)
           Net realized and unrealized (loss) gain
               on investments ..........................    (1.78)       (1.58)       (9.05)       10.72         4.89        (6.02)
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (1.95)       (1.60)       (9.22)       10.38         4.65        (6.26)
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Net realized gain from investment transactions   (0.62)        0.00        (4.75)       (0.67)       (1.14)       (2.88)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   8.38     $  10.95     $  12.55     $  26.52     $  16.81     $  13.30
                                                         ========     ========     ========     ========     ========     ========

Total return (c) .......................................   (19.07)%     (12.75)%     (38.06)%      63.18 %      36.16 %     (32.12)%
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 67,760     $135,159     $162,311     $318,368     $286,081     $369,804
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.59 %       1.67 %(b)    1.48 %       1.42 %       1.42 %       1.40 %
           After expense reimbursements and waived fees      1.56 %       1.65 %(b)    1.47 %       1.40 %       1.39 %       1.40 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.28)%      (1.22)%(b)   (1.11)%      (1.24)%      (1.15)%      (1.15)%
           After expense reimbursements and waived fees     (1.25)%      (1.20)%(b)   (1.10)%      (1.23)%      (1.12)%      (1.15)%

      Portfolio turnover rate ..........................    70.10 %      14.66 %      84.73 %      82.00 %     110.27 %      86.18 %

(a) For the period from September 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 4, 1993. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include a period from September 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Investment companies are valued at net asset value. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $1,744,079 of which expires in the year 2009 and $3,967,425 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,363,206 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.


                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $2,250 per month for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the Administrator receives a fee of $50,000 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended October 31, 2002, the Distributor retained sales charges in the amount of $4.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.




                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $75,513,874 and $125,146,783, respectively, for the year ended October 31, 2002.


NOTE 4 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $29,349 under these agreements.

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age,             Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212)436-2000
Fax: (212)436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust And Shareholders of
   The Chesapeake Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2002, the period ended October 31, 2001, and the year ended August 31, 2001, and the financial highlights for the years and periods
presented.   These  financial   statements  and  financial  highlights  are  the
responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of October 31, 2002, the results of its operations the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001 and the year ended August 31, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.





/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

                    (This page was intentionally left blank)

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust


                           Institutional Class Shares



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________

                                                              December 20, 2002


2002 FISCAL YEAR COMMENTARY


CHESAPEAKE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

         September 2000                  +11%
         December 2000                    -2%
         March 2001                      -11%
         June 2001                       -19%
         September 2001                  -25%
         December 2001                   -23%
         March 2002                       -8%
         June 2002                        +4%
         September 2002                  +16%
         December 2002                   +20% (First Call consensus forecast)
         Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:

[Line Graphs Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)
  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Growth Fund targets its investing primarily in smaller and medium capitalization stocks. Over this fiscal year, growth stocks suffered much deeper losses than value oriented stocks. The Russell 2000 Growth index (small cap) was down 21.6% while the Russell 2000 Value index lost only 2.5%; the Russell Midcap Growth index was down 17.6% while the Russell Midcap Value index lost only 3.0%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/W. Whitfield Gardner                 /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV





















Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

_________________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                           THE CHESAPEAKE GROWTH FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

                 For the period from April 6, 1994 (Commencement
                       of Operations) to October 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                 The Chesapeake Growth         S&P 500 Total       Russell 2000
                  Fund Institutional           Return Index           Index
--------------------------------------------------------------------------------

  4/6/94               $1,000,000               $1,000,000         $1,000,000
 4/30/94                1,017,400                1,007,167            992,221
10/31/94                1,124,400                1,070,963          1,001,925
 4/30/95                1,189,000                1,183,075          1,045,731
10/31/95                1,494,000                1,354,144          1,171,751
 4/30/96                1,569,646                1,540,512          1,387,973
10/31/96                1,532,177                1,680,419          1,368,020
 4/30/97                1,573,697                1,927,709          1,388,844
10/31/97                1,996,995                2,220,039          1,766,013
 4/30/98                2,158,190                2,719,366          1,980,362
10/31/98                1,740,402                2,708,251          1,560,552
 4/30/99                2,147,448                3,312,796          1,798,493
10/31/99                2,368,125                3,403,442          1,793,705
 4/30/00                3,614,225                3,648,312          2,132,047
10/31/00                3,740,973                3,610,747          2,109,533
 4/30/01                2,845,750                3,175,053          2,073,312
10/31/01                2,034,184                2,711,526          1,845,018
 4/30/02                2,118,671                2,774,140          2,215,026
10/31/02                1,559,460                2,301,917          1,631,760


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

           -------------- ---------------- ---------------------
                                               Since 4/6/94
              One Year       Five Years      (Commencement of
                                               Operations)
           -------------- ---------------- ---------------------
              (23.34)%         (4.83)%            5.32 %
           -------------- ---------------- ---------------------

>>   The  graph  assumes  an  initial  $1,000,000  investment  at April 6,  1994
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At October 31, 2002, the value of the Fund's Institutional Shares would have increased to $1,559,460 - a cumulative total investment return of 55.95% since April 6, 1994.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $2,301,917 - a cumulative total investment return of 130.19%; while a similar investment in the Russell 2000 Index would have increased to $1,631,760 - a cumulative total investment return of 63.18% since April 6, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.60%

      Agriculture - 2.09%
           Deere & Company .............................................................                58,000          $  2,690,620
                                                                                                                        ------------

      Apparel Manufacturing - 6.90%
        (a)Jones Apparel Group, Inc. ...................................................               257,200             8,909,408
                                                                                                                        ------------

      Broadcast - Cable - 6.26%
        (a)Clear Channel Communications, Inc. ..........................................               158,400             5,868,720
        (a)Grupo Televisa S.A. - ADR ...................................................                78,500             2,205,850
                                                                                                                        ------------
                                                                                                                           8,074,570
                                                                                                                        ------------
      Commercial Services - 6.47%
        (a)Cendant Corporation .........................................................               111,200             1,278,800
        (a)Concord EFS, Inc. ...........................................................                83,900             1,198,092
           Equifax Inc. ................................................................                78,500             1,849,460
        (a)Overture Services, Inc. .....................................................               145,900             4,016,627
                                                                                                                        ------------
                                                                                                                           8,342,979
                                                                                                                        ------------
      Computer Software & Services - 4.99%
        (a)Cadence Design Systems, Inc. ................................................               101,500             1,028,195
        (a)CheckFree Corp. .............................................................                78,700             1,281,236
        (a)Electronic Arts Inc. ........................................................                38,600             2,513,632
        (a)Network Associates, Inc. ....................................................               102,100             1,622,369
                                                                                                                        ------------
                                                                                                                           6,445,432
                                                                                                                        ------------
      Computers - 2.80%
        (a)EMC Corporation .............................................................               144,800               739,928
        (a)Emulex Corporation ..........................................................                39,300               705,435
        (a)QLogic Corporation ..........................................................                62,300             2,168,663
                                                                                                                        ------------
                                                                                                                           3,614,026
                                                                                                                        ------------
      Electronics - 2.32%
        (a)Celestica Inc. ..............................................................                38,300               528,540
           Harman International Industries, Incorporated ...............................                44,000             2,464,000
                                                                                                                        ------------
                                                                                                                           2,992,540
                                                                                                                        ------------
      Electronics - Semiconductor - 5.04%
        (a)Chartered Semiconductor Manufacturing Limited - ADR .........................                65,300               326,500
        (a)Fairchild Sermiconductor Corporation ........................................               151,300             1,800,470
        (a)International Rectifier Corporation .........................................                56,700               979,209
        (a)LSI Logic Corporation .......................................................               152,800               901,520
        (a)Novellus Systems, Inc. ......................................................                52,700             1,665,320
        (a)Semtech Corporation .........................................................                58,400               825,192
                                                                                                                        ------------
                                                                                                                           6,498,211
                                                                                                                        ------------
      Entertainment - 2.37%
        (a)Gemstar-TV Guide International, Inc. ........................................               144,200               520,562
        (a)USA Interactive .............................................................               100,500             2,541,645
                                                                                                                        ------------
                                                                                                                           3,062,207
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Consumer Credit - 1.82%
        (a)AmeriCredit Corporation .................................................                 309,500            $  2,349,105
                                                                                                                        ------------

      Financial Services - Commercial - 3.12%
           H&R Block, Inc. .........................................................                  90,700               4,025,266
                                                                                                                        ------------

      Homebuilders - 3.73%
           D.R. Horton, Inc. .......................................................                 114,050               2,197,744
           Lennar Corporation ......................................................                  47,300               2,609,541
                                                                                                                        ------------
                                                                                                                           4,807,285
                                                                                                                        ------------
      Insurance - Brokerage - 3.90%
           Brown & Brown ...........................................................                 111,200               3,380,480
        (a)Willis Group Holdings Limited ...........................................                  54,000               1,652,400
                                                                                                                        ------------
                                                                                                                           5,032,880
                                                                                                                        ------------
      Investment Analysis - 5.28%
           Federated Investors, Inc. ...............................................                  97,600               2,615,680
           Moody's Corporation .....................................................                  89,100               4,196,610
                                                                                                                        ------------
                                                                                                                           6,812,290
                                                                                                                        ------------
      Medical - Biotechnology - 0.76%
        (a)Medarex, Inc. ...........................................................                 247,300                 981,781
                                                                                                                        ------------

      Medical - Hospital Management & Services - 5.73%
           HCA Inc. ................................................................                  72,100               3,135,629
        (a)HEALTHSOUTH Corporation .................................................                 572,700               2,491,245
        (a)Triad Hospitals, Inc. ...................................................                  48,500               1,770,250
                                                                                                                        ------------
                                                                                                                           7,397,124
                                                                                                                        ------------
      Medical Supplies - 9.47%
           Biomet, Inc. ............................................................                  53,175               1,566,535
        (a)Boston Scientific Corporation ...........................................                  90,800               3,416,804
        (a)St. Jude Medical, Inc. ..................................................                 109,500               3,899,295
        (a)Zimmer Holdings, Inc. ...................................................                  80,900               3,334,698
                                                                                                                        ------------
                                                                                                                          12,217,332
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 1.83%
           GlobalSantaFe Corporation ...............................................                  99,000               2,366,100
                                                                                                                        ------------

      Packaging & Containers - 3.86%
        (a)Crown Cork & Seal Company, Inc. .........................................                 500,900               3,205,760
        (a)Smurfit-Stone Container Corporation .....................................                 136,700               1,778,467
                                                                                                                        ------------
                                                                                                                           4,984,227
                                                                                                                        ------------
      Pharmaceuticals - 5.31%
        (a)Andrx Group .............................................................                  49,700                 767,865
           ICN Pharmaceuticals, Inc. ...............................................                  94,500                 789,075
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                  68,400               5,296,212
                                                                                                                        ------------
                                                                                                                           6,853,152
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Drug Stores - 0.68%
        (a)Rite Aid Corporation .................................................                 490,400               $    877,816
                                                                                                                        ------------

      Retail - Specialty Line - 5.81%
        (a)Amazon.com, Inc. .....................................................                 251,500                  4,869,040
           Blockbuster Inc. .....................................................                 109,500                  2,624,715
                                                                                                                        ------------
                                                                                                                           7,493,755
                                                                                                                        ------------
      Telecommunications - Equipment - 4.31%
        (a)Advanced Fibre Communications, Inc. ..................................                  76,600                  1,238,622
        (a)QUALCOMM Inc. ........................................................                  69,900                  2,412,948
        (a)UTStarcom, Inc. ......................................................                 112,000                  1,912,960
                                                                                                                        ------------
                                                                                                                           5,564,530
                                                                                                                        ------------
      Toys - 2.10%
           Mattel, Inc. .........................................................                 147,700                  2,711,772
                                                                                                                        ------------

      Travel Services - 1.65%
      (a)  Hotels.com ...........................................................                  34,200                  2,132,370
                                                                                                                        ------------

           Total Common Stocks (Cost $139,418,659) ......................................................                127,236,778
                                                                                                                        ------------

INVESTMENT COMPANY - 3.09%

           AIM Liquid Assets Portfolio - Institutional Class ....................               3,992,824                 3,992,824
           (Cost $3,992,824)                                                                                           ------------


Total Value of Investments (Cost $143,411,483 (b)) ..............................                  101.69 %            $131,229,602
Liabilities in Excess of Other Assets ...........................................                   (1.69)%              (2,182,974)
                                                                                                   ------              ------------
      Net Assets ................................................................                  100.00 %            $129,046,628
                                                                                                   ======              ============

      (a)  Non-income producing investment.
      (b)  Aggregate cost for federal income tax purposes is 144,033,134.  Unrealized  appreciation / (depreciation)  of investments for federal income tax purposes is as follows:

           Unrealized appreciation ......................................................................              $ 18,848,628
           Unrealized depreciation ......................................................................               (31,652,160)
                                                                                                                       ------------
                      Net unrealized depreciation .......................................................              $(12,803,532)
                                                                                                                       ============


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $143,411,483) ......................................................                $ 131,229,602
      Income receivable ..............................................................................                       23,527
      Receivable for investments sold ................................................................                      403,453
      Receivable for fund shares sold ................................................................                       67,914
                                                                                                                      -------------

           Total assets ..............................................................................                  131,724,496
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       45,465
      Payable for investment purchases ...............................................................                    2,591,797
      Payable for fund shares redeemed ...............................................................                        1,534
      Disbursements in excess of cash on demand deposit ..............................................                       21,154
      Other liabilities ..............................................................................                       17,918
                                                                                                                      -------------

           Total liabilities .........................................................................                    2,677,868
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 129,046,628
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 231,004,537
      Accumulated net realized loss on investments ...................................................                  (89,776,028)
      Net unrealized depreciation on investments .....................................................                  (12,181,881)
                                                                                                                      -------------
                                                                                                                      $ 129,046,628
                                                                                                                      =============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($43,565,486 / 5,897,221 shares) ..........................................................                $        7.39
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($8,452,008 / 1,199,122 shares) ...........................................................                $        7.05
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $7.05) ...........................................                $        7.27
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($77,029,134 / 10,270,512 shares) .........................................................                $        7.50
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $    391,798
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                1,659,855
           Fund administration fees (note 2) .............................................................                   66,529
           Distribution and service fees - Class A Investor Shares (note 3) ..............................                   32,134
           Custody fees ..................................................................................                   31,845
           Registration and filing administration fees (note 2) ..........................................                   11,086
           Fund accounting fees (note 2) .................................................................                   60,935
           Audit fees ....................................................................................                   22,800
           Legal fees ....................................................................................                   13,306
           Securities pricing fees .......................................................................                    5,528
           Shareholder administration fees (note 2) ......................................................                   25,000
           Shareholder recordkeeping fees ................................................................                   27,000
           Shareholder servicing expenses ................................................................                    2,583
           Registration and filing expenses ..............................................................                   24,968
           Printing expenses .............................................................................                   17,769
           Trustee fees and meeting expenses .............................................................                    6,874
           Other operating expenses ......................................................................                   19,086
                                                                                                                       ------------

               Total expenses ............................................................................                2,027,298
                                                                                                                       ------------

                    Less expense reimbursements (note 5) .................................................                 (100,043)
                                                                                                                       ------------

               Net expenses ..............................................................................                1,927,255
                                                                                                                       ------------

                    Net investment loss ..................................................................               (1,535,457)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................              (23,978,701)
      Decrease in unrealized appreciation on investments .................................................              (14,400,162)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ...............................................              (38,378,863)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $(39,914,320)
                                                                                                                       ============









See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Year ended     Period ended     Year ended
                                                                                        October 31,     October 31,    February 28,
                                                                                           2002          2001 (a)          2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ....................................................      $ (1,535,457)   $ (1,028,329)   $ (2,851,319)
         Net realized (loss) gain from investment transactions ..................       (23,978,701)    (58,020,627)     56,372,713
         Decrease in unrealized appreciation on investments .....................       (14,400,162)     (8,015,018)   (171,689,068)
                                                                                       ------------    ------------    ------------

              Net decrease in net assets resulting from operations ..............       (39,914,320)    (67,063,974)   (118,167,674)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................          (203,700)              0    (117,489,833)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share
          transactions (b) ......................................................        (5,115,093)      1,607,786      71,165,624
                                                                                       ------------    ------------    ------------
                     Total decrease in net assets ...............................       (45,233,113)    (65,456,188)   (164,491,883)

NET ASSETS
     Beginning of period ........................................................       174,279,741     239,735,929     404,227,812
                                                                                       ------------    ------------    ------------
     End of period ..............................................................      $129,046,628    $174,279,741    $239,735,929
                                                                                       ============    ============    ============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                       ---------------------------------------------------------------------------------------------
                                                Year ended                     Period ended                     Year ended
                                             October 31, 2002              October 31, 2001 (a)             Februrary 28, 2001
                                          Shares           Value          Shares           Value          Shares           Value
                                       ---------------------------------------------------------------------------------------------
-------------------------------------
         INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................     2,097,199    $ 21,075,780       1,460,319    $ 17,255,503         974,993    $ 17,646,900
Shares issued for reinvestment of
     distributions ..................         6,363          66,297               0               0       1,956,140      32,237,192
Shares redeemed .....................    (2,283,514)    (22,415,202)     (1,016,251)    (11,548,223)       (938,074)    (25,656,191)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (179,952)   $ (1,273,125)        444,068    $  5,707,280       1,993,059    $ 24,227,901
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS A INVESTOR SHARES
-------------------------------------
Shares sold .........................     1,208,191    $ 11,994,029          87,678    $    925,672         426,482    $ 10,448,813
Shares issued for reinvestment of
     distributions ..................         1,832          18,341               0               0         863,610      13,740,026
Shares redeemed .....................    (1,652,088)    (15,969,348)       (448,674)     (5,025,166)       (310,401)     (6,155,909)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (442,065)   $ (3,956,978)       (360,996)   $ (4,099,494)        979,691    $ 18,032,930
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS C INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           3,202    $    111,301
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0         (68,159)     (1,683,457)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0         (64,957)   $ (1,572,156)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS D INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           2,337    $     66,451
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0        (313,584)     (8,343,664)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0        (311,247)   $ (8,277,213)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
      SUPER-INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0               0    $          0
Shares issued for reinvestment of
     distributions ..................        10,891         115,010               0               0       4,121,952      68,754,162
Shares redeemed .....................             0               0               0               0      (1,034,483)    (30,000,000)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase ...................        10,891    $    115,010               0    $          0       3,087,469    $ 38,754,162
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
             FUND SUMMARY
-------------------------------------
Shares sold .........................     3,305,390    $ 33,069,809       1,547,997    $ 18,181,175       1,407,014    $ 28,273,465
Shares issued for reinvestment of
     distributions ..................        19,086         199,648               0               0       6,941,702     114,731,380
Shares redeemed .....................    (3,935,602)    (38,384,550)     (1,464,925)    (16,573,389)     (2,664,701)    (71,839,221)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (611,126)   $ (5,115,093)         83,072    $  1,607,786       5,684,015    $ 71,165,624
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26

      (Loss) income from investment operations
           Net investment loss .........................    (0.09)       (0.06)       (0.15)       (0.21)       (0.17)       (0.15)
           Net realized and unrealized (loss) gain
               on investments ..........................    (2.16)       (3.64)       (8.38)       17.92        (0.63)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (2.25)       (3.70)       (8.53)       17.71        (0.80)        4.07
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   7.39     $   9.65     $  13.35     $  33.08     $  16.60     $  17.86
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (23.34)%     (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 43,565     $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.26 %       1.23 %(b)    1.18 %       1.21 %       1.22 %       1.19 %
           After expense reimbursements and waived fees      1.20 %       1.20 %(b)    1.17 %       1.17 %       1.15 %       1.16 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.03)%      (0.78)%(b)   (0.95)%      (1.03)%      (0.87)%      (0.90)%
           After expense reimbursements and waived fees     (0.97)%      (0.74)%(b)   (0.93)%      (1.00)%      (0.80)%      (0.88)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   9.28     $  12.88     $  32.47     $  16.37     $  17.69     $  16.18

      (Loss) income from investment operations
           Net investment loss .......................      (0.17)       (0.11)       (0.22)       (0.33)       (0.24)       (0.21)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.05)       (3.49)       (8.17)       17.66        (0.62)        4.19
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.22)       (3.60)       (8.39)       17.33        (0.86)        3.98
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.05     $   9.28     $  12.88     $  32.47     $  16.37     $  17.69
                                                         ========     ========     ========     ========     ========     ========

Total return (c) .....................................     (23.95)%     (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
Net assets, end of period (000's) ....................   $  8,452     $ 15,225     $ 25,779     $ 33,200     $ 25,797     $ 40,924
                                                         ========     ========     ========     ========     ========     ========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees           1.93 %       1.72 %(b)    1.53 %       1.59 %       1.60 %       1.55 %
     After expense reimbursements and waived fees            1.87 %       1.69 %(b)    1.51 %       1.56 %       1.53 %       1.52 %
Ratio of net investment loss to average net assets
     Before expense reimbursements and waived fees          (1.69)%      (1.27)%(b)   (1.29)%      (1.41)%      (1.26)%      (1.27)%
     After expense reimbursements and waived fees           (1.63)%      (1.23)%(b)   (1.28)%      (1.38)%      (1.18)%      (1.24)%

Portfolio turnover rate ..............................     104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                                                             (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................   $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29

      (Loss) income from investment operations
           Net investment loss .......................      (0.08)       (0.05)       (0.15)       (0.18)       (0.11)       (0.12)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.19)       (3.69)       (8.43)       18.03        (0.67)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.27)       (3.74)       (8.58)       17.85        (0.78)        4.10
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.50     $   9.78     $  13.52     $  33.30     $  16.68     $  17.92
                                                         ========     ========     ========     ========     ========     ========

Total return .........................................     (23.23)%     (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............   $ 77,029     $100,388     $138,736     $238,827     $113,148     $118,246
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.10 %       1.09 %(b)    1.06 %       1.08 %       1.05 %       1.06 %
           After expense reimbursements and waived fees      1.04 %       1.05 %(b)    1.05 %       1.04 %       0.99 %       1.04 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.87)%      (0.64)%(b)   (0.83)%      (0.91)%      (0.71)%      (0.77)%
           After expense reimbursements and waived fees     (0.81)%      (0.60)%(b)   (0.82)%      (0.87)%      (0.64)%      (0.75)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                       See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $63,493,485 of which expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,535,457 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2002, the Distributor retained sales charges in the amount of $71.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $32,134 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $166,815,396 and $174,305,024, respectively, for the year ended October 31, 2002.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $100,043 under these agreements.

                           THE CHESAPEAKE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age              Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

                    (This page was intentionally left blank)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust


                        Super-Institutional Class Shares



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________

                                                              December 20, 2002


2002 FISCAL YEAR COMMENTARY


CHESAPEAKE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

         September 2000                  +11%
         December 2000                    -2%
         March 2001                      -11%
         June 2001                       -19%
         September 2001                  -25%
         December 2001                   -23%
         March 2002                       -8%
         June 2002                        +4%
         September 2002                  +16%
         December 2002                   +20% (First Call consensus forecast)
         Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:

[Line Graphs Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)
  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Growth Fund targets its investing primarily in smaller and medium capitalization stocks. Over this fiscal year, growth stocks suffered much deeper losses than value oriented stocks. The Russell 2000 Growth index (small cap) was down 21.6% while the Russell 2000 Value index lost only 2.5%; the Russell Midcap Growth index was down 17.6% while the Russell Midcap Value index lost only 3.0%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/W. Whitfield Gardner                 /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV





















Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

_________________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                           THE CHESAPEAKE GROWTH FUND
                           Super-Institutional Shares

                   Performance Update - $50,000,000 Investment

                 For the period from June 12, 1996 (Commencement
                       of Operations) to October 31, 2002


[Line Graphs Here]:

--------------------------------------------------------------------------------
            The Chesapeake Growth Fund        S&P 500 Total        Russell 2000
            Super-Institutional Shares        Return Index             Index
--------------------------------------------------------------------------------

 6/12/96         $50,000,000                  $50,000,000          $50,000,000
10/31/96          48,744,366                   53,121,406           47,654,042
 4/30/97          50,096,587                   60,938,722           48,379,446
10/31/97          63,650,998                   70,179,878           61,517,872
 4/30/98          68,847,912                   85,964,600           68,984,581
10/31/98          55,569,839                   85,613,240           54,360,762
 4/30/99          68,579,026                  104,724,088           62,649,284
10/31/99          75,704,609                  107,589,594           62,482,496
 4/30/00         115,608,964                  115,330,427           74,268,408
10/31/00         119,715,076                  114,142,936           73,484,159
 4/30/01          91,094,028                  100,369,761           72,222,427
10/31/01          65,171,879                   85,716,750           64,269,962
 4/30/02          67,976,117                   87,696,094           77,158,928
10/31/02          50,031,490                   72,768,206           56,841,244


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Super-Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

        --------------- ---------------- ----------------------
                                             Since 6/12/96
           One Year        Five Years       (Commencement of
                                              Operations)
        --------------- ---------------- ----------------------
           (23.23)%          (4.70)%             0.01 %
        --------------- ---------------- ----------------------


>>   The graph  assumes  an  initial  $50,000,000  investment  at June 12,  1996
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At October 31, 2002, the value of the Fund's Super-Institutional Shares would have increased to $50,031,490 - a cumulative total investment return of 0.06% since June 12, 1996.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $72,768,206 - a cumulative total investment return of 45.54%; while a similar investment in the Russell 2000 Index would have increased to $56,841,244 - a cumulative total investment return of 13.68% since June 12, 1996.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.60%

      Agriculture - 2.09%
           Deere & Company .............................................................                58,000          $  2,690,620
                                                                                                                        ------------

      Apparel Manufacturing - 6.90%
        (a)Jones Apparel Group, Inc. ...................................................               257,200             8,909,408
                                                                                                                        ------------

      Broadcast - Cable - 6.26%
        (a)Clear Channel Communications, Inc. ..........................................               158,400             5,868,720
        (a)Grupo Televisa S.A. - ADR ...................................................                78,500             2,205,850
                                                                                                                        ------------
                                                                                                                           8,074,570
                                                                                                                        ------------
      Commercial Services - 6.47%
        (a)Cendant Corporation .........................................................               111,200             1,278,800
        (a)Concord EFS, Inc. ...........................................................                83,900             1,198,092
           Equifax Inc. ................................................................                78,500             1,849,460
        (a)Overture Services, Inc. .....................................................               145,900             4,016,627
                                                                                                                        ------------
                                                                                                                           8,342,979
                                                                                                                        ------------
      Computer Software & Services - 4.99%
        (a)Cadence Design Systems, Inc. ................................................               101,500             1,028,195
        (a)CheckFree Corp. .............................................................                78,700             1,281,236
        (a)Electronic Arts Inc. ........................................................                38,600             2,513,632
        (a)Network Associates, Inc. ....................................................               102,100             1,622,369
                                                                                                                        ------------
                                                                                                                           6,445,432
                                                                                                                        ------------
      Computers - 2.80%
        (a)EMC Corporation .............................................................               144,800               739,928
        (a)Emulex Corporation ..........................................................                39,300               705,435
        (a)QLogic Corporation ..........................................................                62,300             2,168,663
                                                                                                                        ------------
                                                                                                                           3,614,026
                                                                                                                        ------------
      Electronics - 2.32%
        (a)Celestica Inc. ..............................................................                38,300               528,540
           Harman International Industries, Incorporated ...............................                44,000             2,464,000
                                                                                                                        ------------
                                                                                                                           2,992,540
                                                                                                                        ------------
      Electronics - Semiconductor - 5.04%
        (a)Chartered Semiconductor Manufacturing Limited - ADR .........................                65,300               326,500
        (a)Fairchild Sermiconductor Corporation ........................................               151,300             1,800,470
        (a)International Rectifier Corporation .........................................                56,700               979,209
        (a)LSI Logic Corporation .......................................................               152,800               901,520
        (a)Novellus Systems, Inc. ......................................................                52,700             1,665,320
        (a)Semtech Corporation .........................................................                58,400               825,192
                                                                                                                        ------------
                                                                                                                           6,498,211
                                                                                                                        ------------
      Entertainment - 2.37%
        (a)Gemstar-TV Guide International, Inc. ........................................               144,200               520,562
        (a)USA Interactive .............................................................               100,500             2,541,645
                                                                                                                        ------------
                                                                                                                           3,062,207
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Consumer Credit - 1.82%
        (a)AmeriCredit Corporation .................................................                 309,500            $  2,349,105
                                                                                                                        ------------

      Financial Services - Commercial - 3.12%
           H&R Block, Inc. .........................................................                  90,700               4,025,266
                                                                                                                        ------------

      Homebuilders - 3.73%
           D.R. Horton, Inc. .......................................................                 114,050               2,197,744
           Lennar Corporation ......................................................                  47,300               2,609,541
                                                                                                                        ------------
                                                                                                                           4,807,285
                                                                                                                        ------------
      Insurance - Brokerage - 3.90%
           Brown & Brown ...........................................................                 111,200               3,380,480
        (a)Willis Group Holdings Limited ...........................................                  54,000               1,652,400
                                                                                                                        ------------
                                                                                                                           5,032,880
                                                                                                                        ------------
      Investment Analysis - 5.28%
           Federated Investors, Inc. ...............................................                  97,600               2,615,680
           Moody's Corporation .....................................................                  89,100               4,196,610
                                                                                                                        ------------
                                                                                                                           6,812,290
                                                                                                                        ------------
      Medical - Biotechnology - 0.76%
        (a)Medarex, Inc. ...........................................................                 247,300                 981,781
                                                                                                                        ------------

      Medical - Hospital Management & Services - 5.73%
           HCA Inc. ................................................................                  72,100               3,135,629
        (a)HEALTHSOUTH Corporation .................................................                 572,700               2,491,245
        (a)Triad Hospitals, Inc. ...................................................                  48,500               1,770,250
                                                                                                                        ------------
                                                                                                                           7,397,124
                                                                                                                        ------------
      Medical Supplies - 9.47%
           Biomet, Inc. ............................................................                  53,175               1,566,535
        (a)Boston Scientific Corporation ...........................................                  90,800               3,416,804
        (a)St. Jude Medical, Inc. ..................................................                 109,500               3,899,295
        (a)Zimmer Holdings, Inc. ...................................................                  80,900               3,334,698
                                                                                                                        ------------
                                                                                                                          12,217,332
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 1.83%
           GlobalSantaFe Corporation ...............................................                  99,000               2,366,100
                                                                                                                        ------------

      Packaging & Containers - 3.86%
        (a)Crown Cork & Seal Company, Inc. .........................................                 500,900               3,205,760
        (a)Smurfit-Stone Container Corporation .....................................                 136,700               1,778,467
                                                                                                                        ------------
                                                                                                                           4,984,227
                                                                                                                        ------------
      Pharmaceuticals - 5.31%
        (a)Andrx Group .............................................................                  49,700                 767,865
           ICN Pharmaceuticals, Inc. ...............................................                  94,500                 789,075
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                  68,400               5,296,212
                                                                                                                        ------------
                                                                                                                           6,853,152
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Drug Stores - 0.68%
        (a)Rite Aid Corporation .................................................                 490,400               $    877,816
                                                                                                                        ------------

      Retail - Specialty Line - 5.81%
        (a)Amazon.com, Inc. .....................................................                 251,500                  4,869,040
           Blockbuster Inc. .....................................................                 109,500                  2,624,715
                                                                                                                        ------------
                                                                                                                           7,493,755
                                                                                                                        ------------
      Telecommunications - Equipment - 4.31%
        (a)Advanced Fibre Communications, Inc. ..................................                  76,600                  1,238,622
        (a)QUALCOMM Inc. ........................................................                  69,900                  2,412,948
        (a)UTStarcom, Inc. ......................................................                 112,000                  1,912,960
                                                                                                                        ------------
                                                                                                                           5,564,530
                                                                                                                        ------------
      Toys - 2.10%
           Mattel, Inc. .........................................................                 147,700                  2,711,772
                                                                                                                        ------------

      Travel Services - 1.65%
      (a)  Hotels.com ...........................................................                  34,200                  2,132,370
                                                                                                                        ------------

           Total Common Stocks (Cost $139,418,659) ......................................................                127,236,778
                                                                                                                        ------------

INVESTMENT COMPANY - 3.09%

           AIM Liquid Assets Portfolio - Institutional Class ....................               3,992,824                 3,992,824
           (Cost $3,992,824)                                                                                           ------------


Total Value of Investments (Cost $143,411,483 (b)) ..............................                  101.69 %            $131,229,602
Liabilities in Excess of Other Assets ...........................................                   (1.69)%              (2,182,974)
                                                                                                   ------              ------------
      Net Assets ................................................................                  100.00 %            $129,046,628
                                                                                                   ======              ============

      (a)  Non-income producing investment.
      (b)  Aggregate cost for federal income tax purposes is 144,033,134.  Unrealized  appreciation / (depreciation)  of investments for federal income tax purposes is as follows:

           Unrealized appreciation ......................................................................              $ 18,848,628
           Unrealized depreciation ......................................................................               (31,652,160)
                                                                                                                       ------------
                      Net unrealized depreciation .......................................................              $(12,803,532)
                                                                                                                       ============


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $143,411,483) ......................................................                $ 131,229,602
      Income receivable ..............................................................................                       23,527
      Receivable for investments sold ................................................................                      403,453
      Receivable for fund shares sold ................................................................                       67,914
                                                                                                                      -------------

           Total assets ..............................................................................                  131,724,496
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       45,465
      Payable for investment purchases ...............................................................                    2,591,797
      Payable for fund shares redeemed ...............................................................                        1,534
      Disbursements in excess of cash on demand deposit ..............................................                       21,154
      Other liabilities ..............................................................................                       17,918
                                                                                                                      -------------

           Total liabilities .........................................................................                    2,677,868
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 129,046,628
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 231,004,537
      Accumulated net realized loss on investments ...................................................                  (89,776,028)
      Net unrealized depreciation on investments .....................................................                  (12,181,881)
                                                                                                                      -------------
                                                                                                                      $ 129,046,628
                                                                                                                      =============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($43,565,486 / 5,897,221 shares) ..........................................................                $        7.39
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($8,452,008 / 1,199,122 shares) ...........................................................                $        7.05
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $7.05) ...........................................                $        7.27
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($77,029,134 / 10,270,512 shares) .........................................................                $        7.50
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $    391,798
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                1,659,855
           Fund administration fees (note 2) .............................................................                   66,529
           Distribution and service fees - Class A Investor Shares (note 3) ..............................                   32,134
           Custody fees ..................................................................................                   31,845
           Registration and filing administration fees (note 2) ..........................................                   11,086
           Fund accounting fees (note 2) .................................................................                   60,935
           Audit fees ....................................................................................                   22,800
           Legal fees ....................................................................................                   13,306
           Securities pricing fees .......................................................................                    5,528
           Shareholder administration fees (note 2) ......................................................                   25,000
           Shareholder recordkeeping fees ................................................................                   27,000
           Shareholder servicing expenses ................................................................                    2,583
           Registration and filing expenses ..............................................................                   24,968
           Printing expenses .............................................................................                   17,769
           Trustee fees and meeting expenses .............................................................                    6,874
           Other operating expenses ......................................................................                   19,086
                                                                                                                       ------------

               Total expenses ............................................................................                2,027,298
                                                                                                                       ------------

                    Less expense reimbursements (note 5) .................................................                 (100,043)
                                                                                                                       ------------

               Net expenses ..............................................................................                1,927,255
                                                                                                                       ------------

                    Net investment loss ..................................................................               (1,535,457)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................              (23,978,701)
      Decrease in unrealized appreciation on investments .................................................              (14,400,162)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ...............................................              (38,378,863)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $(39,914,320)
                                                                                                                       ============









See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Year ended     Period ended     Year ended
                                                                                        October 31,     October 31,    February 28,
                                                                                           2002          2001 (a)          2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ....................................................      $ (1,535,457)   $ (1,028,329)   $ (2,851,319)
         Net realized (loss) gain from investment transactions ..................       (23,978,701)    (58,020,627)     56,372,713
         Decrease in unrealized appreciation on investments .....................       (14,400,162)     (8,015,018)   (171,689,068)
                                                                                       ------------    ------------    ------------

              Net decrease in net assets resulting from operations ..............       (39,914,320)    (67,063,974)   (118,167,674)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................          (203,700)              0    (117,489,833)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share
          transactions (b) ......................................................        (5,115,093)      1,607,786      71,165,624
                                                                                       ------------    ------------    ------------
                     Total decrease in net assets ...............................       (45,233,113)    (65,456,188)   (164,491,883)

NET ASSETS
     Beginning of period ........................................................       174,279,741     239,735,929     404,227,812
                                                                                       ------------    ------------    ------------
     End of period ..............................................................      $129,046,628    $174,279,741    $239,735,929
                                                                                       ============    ============    ============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                       ---------------------------------------------------------------------------------------------
                                                Year ended                     Period ended                     Year ended
                                             October 31, 2002              October 31, 2001 (a)             Februrary 28, 2001
                                          Shares           Value          Shares           Value          Shares           Value
                                       ---------------------------------------------------------------------------------------------
-------------------------------------
         INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................     2,097,199    $ 21,075,780       1,460,319    $ 17,255,503         974,993    $ 17,646,900
Shares issued for reinvestment of
     distributions ..................         6,363          66,297               0               0       1,956,140      32,237,192
Shares redeemed .....................    (2,283,514)    (22,415,202)     (1,016,251)    (11,548,223)       (938,074)    (25,656,191)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (179,952)   $ (1,273,125)        444,068    $  5,707,280       1,993,059    $ 24,227,901
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS A INVESTOR SHARES
-------------------------------------
Shares sold .........................     1,208,191    $ 11,994,029          87,678    $    925,672         426,482    $ 10,448,813
Shares issued for reinvestment of
     distributions ..................         1,832          18,341               0               0         863,610      13,740,026
Shares redeemed .....................    (1,652,088)    (15,969,348)       (448,674)     (5,025,166)       (310,401)     (6,155,909)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (442,065)   $ (3,956,978)       (360,996)   $ (4,099,494)        979,691    $ 18,032,930
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS C INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           3,202    $    111,301
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0         (68,159)     (1,683,457)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0         (64,957)   $ (1,572,156)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS D INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           2,337    $     66,451
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0        (313,584)     (8,343,664)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0        (311,247)   $ (8,277,213)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
      SUPER-INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0               0    $          0
Shares issued for reinvestment of
     distributions ..................        10,891         115,010               0               0       4,121,952      68,754,162
Shares redeemed .....................             0               0               0               0      (1,034,483)    (30,000,000)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase ...................        10,891    $    115,010               0    $          0       3,087,469    $ 38,754,162
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
             FUND SUMMARY
-------------------------------------
Shares sold .........................     3,305,390    $ 33,069,809       1,547,997    $ 18,181,175       1,407,014    $ 28,273,465
Shares issued for reinvestment of
     distributions ..................        19,086         199,648               0               0       6,941,702     114,731,380
Shares redeemed .....................    (3,935,602)    (38,384,550)     (1,464,925)    (16,573,389)     (2,664,701)    (71,839,221)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (611,126)   $ (5,115,093)         83,072    $  1,607,786       5,684,015    $ 71,165,624
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26

      (Loss) income from investment operations
           Net investment loss .........................    (0.09)       (0.06)       (0.15)       (0.21)       (0.17)       (0.15)
           Net realized and unrealized (loss) gain
               on investments ..........................    (2.16)       (3.64)       (8.38)       17.92        (0.63)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (2.25)       (3.70)       (8.53)       17.71        (0.80)        4.07
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   7.39     $   9.65     $  13.35     $  33.08     $  16.60     $  17.86
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (23.34)%     (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 43,565     $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.26 %       1.23 %(b)    1.18 %       1.21 %       1.22 %       1.19 %
           After expense reimbursements and waived fees      1.20 %       1.20 %(b)    1.17 %       1.17 %       1.15 %       1.16 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.03)%      (0.78)%(b)   (0.95)%      (1.03)%      (0.87)%      (0.90)%
           After expense reimbursements and waived fees     (0.97)%      (0.74)%(b)   (0.93)%      (1.00)%      (0.80)%      (0.88)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   9.28     $  12.88     $  32.47     $  16.37     $  17.69     $  16.18

      (Loss) income from investment operations
           Net investment loss .......................      (0.17)       (0.11)       (0.22)       (0.33)       (0.24)       (0.21)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.05)       (3.49)       (8.17)       17.66        (0.62)        4.19
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.22)       (3.60)       (8.39)       17.33        (0.86)        3.98
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.05     $   9.28     $  12.88     $  32.47     $  16.37     $  17.69
                                                         ========     ========     ========     ========     ========     ========

Total return (c) .....................................     (23.95)%     (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
Net assets, end of period (000's) ....................   $  8,452     $ 15,225     $ 25,779     $ 33,200     $ 25,797     $ 40,924
                                                         ========     ========     ========     ========     ========     ========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees           1.93 %       1.72 %(b)    1.53 %       1.59 %       1.60 %       1.55 %
     After expense reimbursements and waived fees            1.87 %       1.69 %(b)    1.51 %       1.56 %       1.53 %       1.52 %
Ratio of net investment loss to average net assets
     Before expense reimbursements and waived fees          (1.69)%      (1.27)%(b)   (1.29)%      (1.41)%      (1.26)%      (1.27)%
     After expense reimbursements and waived fees           (1.63)%      (1.23)%(b)   (1.28)%      (1.38)%      (1.18)%      (1.24)%

Portfolio turnover rate ..............................     104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                                                             (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................   $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29

      (Loss) income from investment operations
           Net investment loss .......................      (0.08)       (0.05)       (0.15)       (0.18)       (0.11)       (0.12)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.19)       (3.69)       (8.43)       18.03        (0.67)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.27)       (3.74)       (8.58)       17.85        (0.78)        4.10
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.50     $   9.78     $  13.52     $  33.30     $  16.68     $  17.92
                                                         ========     ========     ========     ========     ========     ========

Total return .........................................     (23.23)%     (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............   $ 77,029     $100,388     $138,736     $238,827     $113,148     $118,246
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.10 %       1.09 %(b)    1.06 %       1.08 %       1.05 %       1.06 %
           After expense reimbursements and waived fees      1.04 %       1.05 %(b)    1.05 %       1.04 %       0.99 %       1.04 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.87)%      (0.64)%(b)   (0.83)%      (0.91)%      (0.71)%      (0.77)%
           After expense reimbursements and waived fees     (0.81)%      (0.60)%(b)   (0.82)%      (0.87)%      (0.64)%      (0.75)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                       See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $63,493,485 of which expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,535,457 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2002, the Distributor retained sales charges in the amount of $71.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $32,134 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $166,815,396 and $174,305,024, respectively, for the year ended October 31, 2002.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $100,043 under these agreements.

                           THE CHESAPEAKE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age              Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

                    (This page was intentionally left blank)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust


                          Class A Investor Class Shares



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________

                                                               December 20, 2002


2002 FISCAL YEAR COMMENTARY


CHESAPEAKE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

         September 2000                  +11%
         December 2000                    -2%
         March 2001                      -11%
         June 2001                       -19%
         September 2001                  -25%
         December 2001                   -23%
         March 2002                       -8%
         June 2002                        +4%
         September 2002                  +16%
         December 2002                   +20% (First Call consensus forecast)
         Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:

[Line Graphs Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)
  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Growth Fund targets its investing primarily in smaller and medium capitalization stocks. Over this fiscal year, growth stocks suffered much deeper losses than value oriented stocks. The Russell 2000 Growth index (small cap) was down 21.6% while the Russell 2000 Value index lost only 2.5%; the Russell Midcap Growth index was down 17.6% while the Russell Midcap Value index lost only 3.0%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/W. Whitfield Gardner                 /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV





















Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

_________________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                           THE CHESAPEAKE GROWTH FUND
                             Class A Investor Shares

                     Performance Update - $25,000 Investment

                 For the period from April 7, 1995 (Commencement
                       of Operations) to October 31, 2002


[Line Graphs Here]:

--------------------------------------------------------------------------------
          The Chesapeake Growth Fund     S&P 500 Total         Russell 2000
          Class A Investor Shares        Return Index              Index
--------------------------------------------------------------------------------

  4/7/95           $24,250                 $25,000                $25,000
 4/30/95            24,456                  25,427                 25,591
10/31/95            30,708                  29,104                 28,675
 4/30/96            32,202                  33,109                 33,967
10/31/96            31,411                  36,116                 33,478
 4/30/97            32,181                  41,431                 33,988
10/31/97            40,784                  47,714                 43,218
 4/30/98            44,010                  58,445                 48,464
10/31/98            35,407                  58,206                 38,190
 4/30/99            43,597                  71,199                 44,013
10/31/99            47,996                  73,148                 43,896
 4/30/00            73,119                  78,410                 52,176
10/31/00            75,551                  77,603                 51,625
 4/30/01            57,363                  68,239                 50,738
10/31/01            40,917                  58,277                 45,152
 4/30/02            42,463                  59,622                 54,206
10/31/02            31,119                  49,473                 39,933


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Class A Investor Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

---------------------------- ------------ ------------ ----------------------
                                                           Since 4/7/95
                               One Year    Five Years     (Commencement of
                                                            Operations)
---------------------------- ------------ ------------ ----------------------
        No Sales Load          (23.95)%      (5.27)%           3.35 %
---------------------------- ------------ ------------ ----------------------
  3.00% Maximum Sales Load     (26.23)%      (5.84)%           2.93 %
---------------------------- ------------ ------------ ----------------------


>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At October 31, 2002, the value of the Fund's Class A Investor Shares would have increased to $31,119 - a cumulative total investment return of 24.48% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the Fund's Class A Investor Shares would have increased to $32,082 - a cumulative total investment return of 28.33% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $49,473 - a cumulative total investment return of 97.89%; while a similar investment in the Russell 2000 Index would have increased to $39,933 - a cumulative total investment return of 59.73% since April 7, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.60%

      Agriculture - 2.09%
           Deere & Company .............................................................                58,000          $  2,690,620
                                                                                                                        ------------

      Apparel Manufacturing - 6.90%
        (a)Jones Apparel Group, Inc. ...................................................               257,200             8,909,408
                                                                                                                        ------------

      Broadcast - Cable - 6.26%
        (a)Clear Channel Communications, Inc. ..........................................               158,400             5,868,720
        (a)Grupo Televisa S.A. - ADR ...................................................                78,500             2,205,850
                                                                                                                        ------------
                                                                                                                           8,074,570
                                                                                                                        ------------
      Commercial Services - 6.47%
        (a)Cendant Corporation .........................................................               111,200             1,278,800
        (a)Concord EFS, Inc. ...........................................................                83,900             1,198,092
           Equifax Inc. ................................................................                78,500             1,849,460
        (a)Overture Services, Inc. .....................................................               145,900             4,016,627
                                                                                                                        ------------
                                                                                                                           8,342,979
                                                                                                                        ------------
      Computer Software & Services - 4.99%
        (a)Cadence Design Systems, Inc. ................................................               101,500             1,028,195
        (a)CheckFree Corp. .............................................................                78,700             1,281,236
        (a)Electronic Arts Inc. ........................................................                38,600             2,513,632
        (a)Network Associates, Inc. ....................................................               102,100             1,622,369
                                                                                                                        ------------
                                                                                                                           6,445,432
                                                                                                                        ------------
      Computers - 2.80%
        (a)EMC Corporation .............................................................               144,800               739,928
        (a)Emulex Corporation ..........................................................                39,300               705,435
        (a)QLogic Corporation ..........................................................                62,300             2,168,663
                                                                                                                        ------------
                                                                                                                           3,614,026
                                                                                                                        ------------
      Electronics - 2.32%
        (a)Celestica Inc. ..............................................................                38,300               528,540
           Harman International Industries, Incorporated ...............................                44,000             2,464,000
                                                                                                                        ------------
                                                                                                                           2,992,540
                                                                                                                        ------------
      Electronics - Semiconductor - 5.04%
        (a)Chartered Semiconductor Manufacturing Limited - ADR .........................                65,300               326,500
        (a)Fairchild Sermiconductor Corporation ........................................               151,300             1,800,470
        (a)International Rectifier Corporation .........................................                56,700               979,209
        (a)LSI Logic Corporation .......................................................               152,800               901,520
        (a)Novellus Systems, Inc. ......................................................                52,700             1,665,320
        (a)Semtech Corporation .........................................................                58,400               825,192
                                                                                                                        ------------
                                                                                                                           6,498,211
                                                                                                                        ------------
      Entertainment - 2.37%
        (a)Gemstar-TV Guide International, Inc. ........................................               144,200               520,562
        (a)USA Interactive .............................................................               100,500             2,541,645
                                                                                                                        ------------
                                                                                                                           3,062,207
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Consumer Credit - 1.82%
        (a)AmeriCredit Corporation .................................................                 309,500            $  2,349,105
                                                                                                                        ------------

      Financial Services - Commercial - 3.12%
           H&R Block, Inc. .........................................................                  90,700               4,025,266
                                                                                                                        ------------

      Homebuilders - 3.73%
           D.R. Horton, Inc. .......................................................                 114,050               2,197,744
           Lennar Corporation ......................................................                  47,300               2,609,541
                                                                                                                        ------------
                                                                                                                           4,807,285
                                                                                                                        ------------
      Insurance - Brokerage - 3.90%
           Brown & Brown ...........................................................                 111,200               3,380,480
        (a)Willis Group Holdings Limited ...........................................                  54,000               1,652,400
                                                                                                                        ------------
                                                                                                                           5,032,880
                                                                                                                        ------------
      Investment Analysis - 5.28%
           Federated Investors, Inc. ...............................................                  97,600               2,615,680
           Moody's Corporation .....................................................                  89,100               4,196,610
                                                                                                                        ------------
                                                                                                                           6,812,290
                                                                                                                        ------------
      Medical - Biotechnology - 0.76%
        (a)Medarex, Inc. ...........................................................                 247,300                 981,781
                                                                                                                        ------------

      Medical - Hospital Management & Services - 5.73%
           HCA Inc. ................................................................                  72,100               3,135,629
        (a)HEALTHSOUTH Corporation .................................................                 572,700               2,491,245
        (a)Triad Hospitals, Inc. ...................................................                  48,500               1,770,250
                                                                                                                        ------------
                                                                                                                           7,397,124
                                                                                                                        ------------
      Medical Supplies - 9.47%
           Biomet, Inc. ............................................................                  53,175               1,566,535
        (a)Boston Scientific Corporation ...........................................                  90,800               3,416,804
        (a)St. Jude Medical, Inc. ..................................................                 109,500               3,899,295
        (a)Zimmer Holdings, Inc. ...................................................                  80,900               3,334,698
                                                                                                                        ------------
                                                                                                                          12,217,332
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 1.83%
           GlobalSantaFe Corporation ...............................................                  99,000               2,366,100
                                                                                                                        ------------

      Packaging & Containers - 3.86%
        (a)Crown Cork & Seal Company, Inc. .........................................                 500,900               3,205,760
        (a)Smurfit-Stone Container Corporation .....................................                 136,700               1,778,467
                                                                                                                        ------------
                                                                                                                           4,984,227
                                                                                                                        ------------
      Pharmaceuticals - 5.31%
        (a)Andrx Group .............................................................                  49,700                 767,865
           ICN Pharmaceuticals, Inc. ...............................................                  94,500                 789,075
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                  68,400               5,296,212
                                                                                                                        ------------
                                                                                                                           6,853,152
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Drug Stores - 0.68%
        (a)Rite Aid Corporation .................................................                 490,400               $    877,816
                                                                                                                        ------------

      Retail - Specialty Line - 5.81%
        (a)Amazon.com, Inc. .....................................................                 251,500                  4,869,040
           Blockbuster Inc. .....................................................                 109,500                  2,624,715
                                                                                                                        ------------
                                                                                                                           7,493,755
                                                                                                                        ------------
      Telecommunications - Equipment - 4.31%
        (a)Advanced Fibre Communications, Inc. ..................................                  76,600                  1,238,622
        (a)QUALCOMM Inc. ........................................................                  69,900                  2,412,948
        (a)UTStarcom, Inc. ......................................................                 112,000                  1,912,960
                                                                                                                        ------------
                                                                                                                           5,564,530
                                                                                                                        ------------
      Toys - 2.10%
           Mattel, Inc. .........................................................                 147,700                  2,711,772
                                                                                                                        ------------

      Travel Services - 1.65%
      (a)  Hotels.com ...........................................................                  34,200                  2,132,370
                                                                                                                        ------------

           Total Common Stocks (Cost $139,418,659) ......................................................                127,236,778
                                                                                                                        ------------

INVESTMENT COMPANY - 3.09%

           AIM Liquid Assets Portfolio - Institutional Class ....................               3,992,824                 3,992,824
           (Cost $3,992,824)                                                                                           ------------


Total Value of Investments (Cost $143,411,483 (b)) ..............................                  101.69 %            $131,229,602
Liabilities in Excess of Other Assets ...........................................                   (1.69)%              (2,182,974)
                                                                                                   ------              ------------
      Net Assets ................................................................                  100.00 %            $129,046,628
                                                                                                   ======              ============

      (a)  Non-income producing investment.
      (b)  Aggregate cost for federal income tax purposes is 144,033,134.  Unrealized  appreciation / (depreciation)  of investments for federal income tax purposes is as follows:

           Unrealized appreciation ......................................................................              $ 18,848,628
           Unrealized depreciation ......................................................................               (31,652,160)
                                                                                                                       ------------
                      Net unrealized depreciation .......................................................              $(12,803,532)
                                                                                                                       ============


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $143,411,483) ......................................................                $ 131,229,602
      Income receivable ..............................................................................                       23,527
      Receivable for investments sold ................................................................                      403,453
      Receivable for fund shares sold ................................................................                       67,914
                                                                                                                      -------------

           Total assets ..............................................................................                  131,724,496
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       45,465
      Payable for investment purchases ...............................................................                    2,591,797
      Payable for fund shares redeemed ...............................................................                        1,534
      Disbursements in excess of cash on demand deposit ..............................................                       21,154
      Other liabilities ..............................................................................                       17,918
                                                                                                                      -------------

           Total liabilities .........................................................................                    2,677,868
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 129,046,628
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 231,004,537
      Accumulated net realized loss on investments ...................................................                  (89,776,028)
      Net unrealized depreciation on investments .....................................................                  (12,181,881)
                                                                                                                      -------------
                                                                                                                      $ 129,046,628
                                                                                                                      =============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($43,565,486 / 5,897,221 shares) ..........................................................                $        7.39
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($8,452,008 / 1,199,122 shares) ...........................................................                $        7.05
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $7.05) ...........................................                $        7.27
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($77,029,134 / 10,270,512 shares) .........................................................                $        7.50
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $    391,798
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                1,659,855
           Fund administration fees (note 2) .............................................................                   66,529
           Distribution and service fees - Class A Investor Shares (note 3) ..............................                   32,134
           Custody fees ..................................................................................                   31,845
           Registration and filing administration fees (note 2) ..........................................                   11,086
           Fund accounting fees (note 2) .................................................................                   60,935
           Audit fees ....................................................................................                   22,800
           Legal fees ....................................................................................                   13,306
           Securities pricing fees .......................................................................                    5,528
           Shareholder administration fees (note 2) ......................................................                   25,000
           Shareholder recordkeeping fees ................................................................                   27,000
           Shareholder servicing expenses ................................................................                    2,583
           Registration and filing expenses ..............................................................                   24,968
           Printing expenses .............................................................................                   17,769
           Trustee fees and meeting expenses .............................................................                    6,874
           Other operating expenses ......................................................................                   19,086
                                                                                                                       ------------

               Total expenses ............................................................................                2,027,298
                                                                                                                       ------------

                    Less expense reimbursements (note 5) .................................................                 (100,043)
                                                                                                                       ------------

               Net expenses ..............................................................................                1,927,255
                                                                                                                       ------------

                    Net investment loss ..................................................................               (1,535,457)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................              (23,978,701)
      Decrease in unrealized appreciation on investments .................................................              (14,400,162)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ...............................................              (38,378,863)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $(39,914,320)
                                                                                                                       ============









See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Year ended     Period ended     Year ended
                                                                                        October 31,     October 31,    February 28,
                                                                                           2002          2001 (a)          2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ....................................................      $ (1,535,457)   $ (1,028,329)   $ (2,851,319)
         Net realized (loss) gain from investment transactions ..................       (23,978,701)    (58,020,627)     56,372,713
         Decrease in unrealized appreciation on investments .....................       (14,400,162)     (8,015,018)   (171,689,068)
                                                                                       ------------    ------------    ------------

              Net decrease in net assets resulting from operations ..............       (39,914,320)    (67,063,974)   (118,167,674)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................          (203,700)              0    (117,489,833)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share
          transactions (b) ......................................................        (5,115,093)      1,607,786      71,165,624
                                                                                       ------------    ------------    ------------
                     Total decrease in net assets ...............................       (45,233,113)    (65,456,188)   (164,491,883)

NET ASSETS
     Beginning of period ........................................................       174,279,741     239,735,929     404,227,812
                                                                                       ------------    ------------    ------------
     End of period ..............................................................      $129,046,628    $174,279,741    $239,735,929
                                                                                       ============    ============    ============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                       ---------------------------------------------------------------------------------------------
                                                Year ended                     Period ended                     Year ended
                                             October 31, 2002              October 31, 2001 (a)             Februrary 28, 2001
                                          Shares           Value          Shares           Value          Shares           Value
                                       ---------------------------------------------------------------------------------------------
-------------------------------------
         INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................     2,097,199    $ 21,075,780       1,460,319    $ 17,255,503         974,993    $ 17,646,900
Shares issued for reinvestment of
     distributions ..................         6,363          66,297               0               0       1,956,140      32,237,192
Shares redeemed .....................    (2,283,514)    (22,415,202)     (1,016,251)    (11,548,223)       (938,074)    (25,656,191)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (179,952)   $ (1,273,125)        444,068    $  5,707,280       1,993,059    $ 24,227,901
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS A INVESTOR SHARES
-------------------------------------
Shares sold .........................     1,208,191    $ 11,994,029          87,678    $    925,672         426,482    $ 10,448,813
Shares issued for reinvestment of
     distributions ..................         1,832          18,341               0               0         863,610      13,740,026
Shares redeemed .....................    (1,652,088)    (15,969,348)       (448,674)     (5,025,166)       (310,401)     (6,155,909)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (442,065)   $ (3,956,978)       (360,996)   $ (4,099,494)        979,691    $ 18,032,930
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS C INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           3,202    $    111,301
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0         (68,159)     (1,683,457)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0         (64,957)   $ (1,572,156)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS D INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           2,337    $     66,451
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0        (313,584)     (8,343,664)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0        (311,247)   $ (8,277,213)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
      SUPER-INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0               0    $          0
Shares issued for reinvestment of
     distributions ..................        10,891         115,010               0               0       4,121,952      68,754,162
Shares redeemed .....................             0               0               0               0      (1,034,483)    (30,000,000)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase ...................        10,891    $    115,010               0    $          0       3,087,469    $ 38,754,162
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
             FUND SUMMARY
-------------------------------------
Shares sold .........................     3,305,390    $ 33,069,809       1,547,997    $ 18,181,175       1,407,014    $ 28,273,465
Shares issued for reinvestment of
     distributions ..................        19,086         199,648               0               0       6,941,702     114,731,380
Shares redeemed .....................    (3,935,602)    (38,384,550)     (1,464,925)    (16,573,389)     (2,664,701)    (71,839,221)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (611,126)   $ (5,115,093)         83,072    $  1,607,786       5,684,015    $ 71,165,624
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26

      (Loss) income from investment operations
           Net investment loss .........................    (0.09)       (0.06)       (0.15)       (0.21)       (0.17)       (0.15)
           Net realized and unrealized (loss) gain
               on investments ..........................    (2.16)       (3.64)       (8.38)       17.92        (0.63)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (2.25)       (3.70)       (8.53)       17.71        (0.80)        4.07
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   7.39     $   9.65     $  13.35     $  33.08     $  16.60     $  17.86
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (23.34)%     (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 43,565     $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.26 %       1.23 %(b)    1.18 %       1.21 %       1.22 %       1.19 %
           After expense reimbursements and waived fees      1.20 %       1.20 %(b)    1.17 %       1.17 %       1.15 %       1.16 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.03)%      (0.78)%(b)   (0.95)%      (1.03)%      (0.87)%      (0.90)%
           After expense reimbursements and waived fees     (0.97)%      (0.74)%(b)   (0.93)%      (1.00)%      (0.80)%      (0.88)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   9.28     $  12.88     $  32.47     $  16.37     $  17.69     $  16.18

      (Loss) income from investment operations
           Net investment loss .......................      (0.17)       (0.11)       (0.22)       (0.33)       (0.24)       (0.21)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.05)       (3.49)       (8.17)       17.66        (0.62)        4.19
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.22)       (3.60)       (8.39)       17.33        (0.86)        3.98
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.05     $   9.28     $  12.88     $  32.47     $  16.37     $  17.69
                                                         ========     ========     ========     ========     ========     ========

Total return (c) .....................................     (23.95)%     (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
Net assets, end of period (000's) ....................   $  8,452     $ 15,225     $ 25,779     $ 33,200     $ 25,797     $ 40,924
                                                         ========     ========     ========     ========     ========     ========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees           1.93 %       1.72 %(b)    1.53 %       1.59 %       1.60 %       1.55 %
     After expense reimbursements and waived fees            1.87 %       1.69 %(b)    1.51 %       1.56 %       1.53 %       1.52 %
Ratio of net investment loss to average net assets
     Before expense reimbursements and waived fees          (1.69)%      (1.27)%(b)   (1.29)%      (1.41)%      (1.26)%      (1.27)%
     After expense reimbursements and waived fees           (1.63)%      (1.23)%(b)   (1.28)%      (1.38)%      (1.18)%      (1.24)%

Portfolio turnover rate ..............................     104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                                                             (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................   $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29

      (Loss) income from investment operations
           Net investment loss .......................      (0.08)       (0.05)       (0.15)       (0.18)       (0.11)       (0.12)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.19)       (3.69)       (8.43)       18.03        (0.67)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.27)       (3.74)       (8.58)       17.85        (0.78)        4.10
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.50     $   9.78     $  13.52     $  33.30     $  16.68     $  17.92
                                                         ========     ========     ========     ========     ========     ========

Total return .........................................     (23.23)%     (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............   $ 77,029     $100,388     $138,736     $238,827     $113,148     $118,246
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.10 %       1.09 %(b)    1.06 %       1.08 %       1.05 %       1.06 %
           After expense reimbursements and waived fees      1.04 %       1.05 %(b)    1.05 %       1.04 %       0.99 %       1.04 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.87)%      (0.64)%(b)   (0.83)%      (0.91)%      (0.71)%      (0.77)%
           After expense reimbursements and waived fees     (0.81)%      (0.60)%(b)   (0.82)%      (0.87)%      (0.64)%      (0.75)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                       See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $63,493,485 of which expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,535,457 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2002, the Distributor retained sales charges in the amount of $71.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $32,134 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $166,815,396 and $174,305,024, respectively, for the year ended October 31, 2002.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $100,043 under these agreements.

                           THE CHESAPEAKE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age              Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

                    (This page was intentionally left blank)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________

                                                               December 20, 2002


2002 FISCAL YEAR COMMENTARY


CHESAPEAKE CORE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

          September 2000                  +11%
          December 2000                    -2%
          March 2001                      -11%
          June 2001                       -19%
          September 2001                  -25%
          December 2001                   -23%
          March 2002                       -8%
          June 2002                        +4%
          September 2002                  +16%
          December 2002                   +20% (First Call consensus forecast)
          Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:


[Line Graph Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)
  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Core Growth Fund targets its investing primarily in large capitalization stocks. Although the investment process has a bias toward stocks with strong earnings growth, the portfolio is constructed with a blend of growth and value oriented stocks. Over this fiscal year, growth stocks suffered much deeper losses than value stocks, as evidenced by the Russell 1000 Growth index (large cap) which was down 19.6% compared to the Russell 1000 Value index which lost only 10.0%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/W. Whitfield Gardner                 /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV














Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.


_______________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                         THE CHESAPEAKE CORE GROWTH FUND

                     Performance Update - $25,000 Investment

       For the period from September 29, 1997 (Commencement of Operations)
                               to October 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                        The Chesapeake Core           S&P 500 Total
                            Growth Fund               Return Index
--------------------------------------------------------------------------------

 9/29/97                    $25,000                     $25,000
10/31/97                     24,450                      24,012
 4/30/98                     28,275                      29,412
10/31/98                     26,321                      29,292
 4/30/99                     35,137                      35,831
10/31/99                     39,194                      36,811
 4/30/00                     52,661                      39,459
10/31/00                     54,515                      39,053
 4/30/01                     48,311                      34,341
10/31/01                     37,735                      29,327
 4/30/02                     39,786                      30,005
10/31/02                     33,406                      24,897


This graph depicts the performance of The Chesapeake Core Growth Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

             -------------- -------------- --------------------
                                              Since 9/29/97
                One Year      Five Years     (Commencement of
                                                Operations)
             -------------- -------------- --------------------
                (11.47)%         6.44 %            5.86 %
             -------------- -------------- --------------------


>>   The graph  assumes an initial  $25,000  investment  at  September  29, 1997
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>>   At October 31, 2002,  the value of the Fund would have increased to $33,406
     - a cumulative total investment return of 33.62% since September 29, 1997.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $24,897 - a cumulative total investment return of (0.41)% since September 29, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.50%

      Agriculture - 2.40%
           Deere & Company .......................................................                   12,400              $   575,236
                                                                                                                         -----------

      Apparel Manufacturing - 3.30%
      (a)  Jones Apparel Group, Inc. .............................................                   22,800                  789,792
                                                                                                                         -----------

      Broadcast - Cable - 4.85%
      (a)  Comcast Corporation ...................................................                   32,600                  750,126
      (a)  EchoStar Communications Corporation ...................................                   20,200                  411,878
                                                                                                                         -----------
                                                                                                                           1,162,004
                                                                                                                         -----------
      Broadcast - Radio & Television - 4.09%
      (a)  Clear Channel Communications, Inc. ....................................                   26,400                  978,120
                                                                                                                         -----------

      Building Materials - 0.95%
      (a)  Cemex S.A. - ADR ......................................................                   11,179                  226,598
                                                                                                                         -----------

      Chemicals - 2.20%
           E.I. du Pont de Nemours and Company ...................................                   12,800                  528,000
                                                                                                                         -----------

      Commercial Services - 11.70%
      (a)  Cendant Corporation ...................................................                   41,300                  474,950
      (a)  Concord EFS, Inc. .....................................................                   28,400                  405,552
           Equifax Inc. ..........................................................                   20,600                  485,336
           H&R Block, Inc. .......................................................                   15,700                  696,766
           Moody's Corporation ...................................................                   15,700                  739,470
                                                                                                                         -----------
                                                                                                                           2,802,074
                                                                                                                         -----------
      Computers - 5.07%
      (a)  Cisco Systems, Inc. ...................................................                   34,000                  380,120
      (a)  Dell Computer Corporation .............................................                   22,800                  652,308
      (a)  EMC Corporation .......................................................                   35,580                  181,814
                                                                                                                         -----------
                                                                                                                           1,214,242
                                                                                                                         -----------
      Electronics - Semiconductor - 4.10%
      (a)  Applied Materials, Inc. ...............................................                   26,900                  404,307
      (a)  Micron Technology, Inc. ...............................................                   10,300                  164,800
      (a)  Xilinx, Inc. ..........................................................                   21,750                  413,032
                                                                                                                         -----------
                                                                                                                             982,139
                                                                                                                         -----------
      Entertainment - 2.66%
      (a)  Gemstar-TV Guide International, Inc. ..................................                   45,000                  162,450
      (a)  USA Interactive .......................................................                   18,800                  475,452
                                                                                                                         -----------
                                                                                                                             637,902
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Securities Broker - 3.81%
           Lehman Brothers Holdings Inc. ...........................................                   9,100             $   484,757
           Mellon Financial Corporation ............................................                  15,100                 427,179
                                                                                                                         -----------
                                                                                                                             911,936
                                                                                                                         -----------
      Financial Services - 8.96%
           American Express Company ................................................                  23,600                 858,332
      (a)  Principal Financial Group, Inc. .........................................                  25,400                 712,470
      (a)  Prudential Financial, Inc. ..............................................                  19,700                 575,240
                                                                                                                         -----------
                                                                                                                           2,146,042
                                                                                                                         -----------
      Food - Processing - 1.98%
           Hershey Foods Corporation ...............................................                   7,300                 475,011
                                                                                                                         -----------

      Insurance - Managed Care Services - 2.58%
      (a)  Anthem, Inc. ............................................................                   9,800                 617,400
                                                                                                                         -----------

      Manufacturing - Miscellaneous - 2.29%
           Tyco International Ltd. .................................................                  37,900                 548,034
                                                                                                                         -----------

      Medical - Hospital Management & Services - 2.27%
           HCA Inc. ................................................................                  12,500                 543,625
                                                                                                                         -----------

      Medical Supplies - 3.03%
      (a)  St. Jude Medical, Inc. ..................................................                  20,400                 726,444
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 4.34%
           Baker Hughes Incorporated ...............................................                  15,600                 453,180
           Halliburton Company .....................................................                  36,300                 587,334
                                                                                                                         -----------
                                                                                                                           1,040,514
                                                                                                                         -----------
      Pharmaceuticals - 9.12%
           Novartis AG - ADR .......................................................                  17,200                 652,568
           Pfizer, Inc. ............................................................                  18,500                 587,745
           Teva Pharmaceutical Industries Ltd. - ADR ...............................                  12,200                 944,646
                                                                                                                         -----------
                                                                                                                           2,184,959
                                                                                                                         -----------
      Retail - Apparel - 2.22%
           The TJX Companies, Inc. .................................................                  25,900                 531,468
                                                                                                                         -----------

      Retail - Department Stores - 2.25%
           Dollar General Corporation ..............................................                  26,500                 369,940
           Sears, Roebuck, and Company .............................................                   6,400                 168,064
                                                                                                                         -----------
                                                                                                                             538,004
                                                                                                                         -----------
      Retail - Specialty Line - 3.94%
      (a)  Amazon.com, Inc. ........................................................                  48,800                 944,768
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications Equipment - 2.45%
      (a)  QUALCOMM Incorporated ...................................................                 17,000              $   586,840
                                                                                                                         -----------

      Toys - 1.94%
           Mattel, Inc. ............................................................                 25,300                  464,508
                                                                                                                         -----------


           Total Common Stocks (Cost $24,068,809) .........................................................               22,155,660
                                                                                                                         -----------

INVESTMENT COMPANY - 5.45%

      AIM Liquid Assets Portfolio - Institutional Class ............................              1,305,199                1,305,199
           (Cost $1,305,199)                                                                                             -----------


Total Value of Investments (Cost $25,374,008 (b)) ..................................                  97.95 %            $23,460,859
Other Assets Less Liabilities ......................................................                   2.05 %                491,149
                                                                                                     ------              -----------
      Net Assets ...................................................................                 100.00 %            $23,952,008
                                                                                                     ======              ===========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is 25,433,723. Unrealized appreciation / (depreciation) of investments for federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................             $ 1,539,103
           Unrealized depreciation ........................................................................              (3,511,967)
                                                                                                                        -----------

                      Net unrealized depreciation .........................................................             $(1,972,864)
                                                                                                                        ===========




      The following acronym is used in this portfolio:
           ADR - American Depository Receipt








See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $25,374,008) ........................................................                $ 23,460,859
      Cash ............................................................................................                      16,944
      Income receivable ...............................................................................                      10,034
      Receivable for investments sold .................................................................                     575,076
      Other assets ....................................................................................                         154
                                                                                                                       ------------

           Total assets ...............................................................................                  24,063,067
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      22,949
      Payable for investment purchases ................................................................                      88,110
                                                                                                                       ------------

           Total liabilities ..........................................................................                     111,059
                                                                                                                       ------------

NET ASSETS
      (applicable to 2,200,590 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 23,952,008
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($23,952,008 / 2,200,590 shares) ................................................................                $      10.88
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 31,696,158
      Accumulated net realized loss on investments ....................................................                  (5,831,001)
      Net unrealized depreciation on investments ......................................................                  (1,913,149)
                                                                                                                       ------------
                                                                                                                       $ 23,952,008
                                                                                                                       ============



















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   172,402
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   269,977
           Fund administration fees (note 2) ............................................................                    20,248
           Custody fees .................................................................................                     9,661
           Distribution and service fees (note 3) .......................................................                    25,819
           Registration and filing administration fees (note 2) .........................................                     4,726
           Fund accounting fees (note 2) ................................................................                    29,700
           Audit fees ...................................................................................                    17,800
           Legal fees ...................................................................................                     9,184
           Securities pricing fees ......................................................................                     4,315
           Shareholder administration fees (note 2) .....................................................                    12,500
           Shareholder recordkeeping fees ...............................................................                    18,000
           Shareholder servicing expenses ...............................................................                     6,673
           Registration and filing expenses .............................................................                    13,021
           Printing expenses ............................................................................                    12,031
           Trustee fees and meeting expenses ............................................................                     8,674
           Other operating expenses .....................................................................                     4,849
                                                                                                                        -----------

               Total expenses ...........................................................................                   467,178
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 5) .....................................................                   (19,841)
                    Investment advisory fees waived (note 2) ............................................                   (88,643)
                    Distribution and service fees waived (note 3) .......................................                   (25,819)
                                                                                                                        -----------

               Net expenses .............................................................................                   332,875
                                                                                                                        -----------

                    Net investment loss .................................................................                  (160,473)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (3,479,316)
      Increase in unrealized depreciation on investments ................................................                   (72,711)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (3,552,027)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(3,712,500)
                                                                                                                        ===========






See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Year ended    Period ended    Year ended
                                                                                           October 31,    October 31,   February 28,
                                                                                              2002         2001 (a)         2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ................................................             $  (160,473)   $   (46,181)   $   (78,315)
         Net realized (loss) gain from investment transactions ..............              (3,479,316)    (2,034,769)       926,658
         Increase (decrease) in unrealized depreciation on investments ......                 (72,711)    (2,910,669)    (3,012,059)
                                                                                          -----------    -----------    -----------

              Net decrease in net assets resulting from operations ..........              (3,712,500)    (4,991,619)    (2,163,716)
                                                                                          -----------    -----------    -----------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................                 (19,435)             0     (1,783,227)
                                                                                          -----------    -----------    -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b)               3,848,480     13,110,723      8,121,408
                                                                                          -----------    -----------    -----------

                     Total increase in net assets ...........................                 116,545      8,119,104      4,174,465

NET ASSETS

     Beginning of period ....................................................              23,835,463     15,716,359     11,541,894
                                                                                          -----------    -----------    -----------

     End of period ..........................................................             $23,952,008    $23,835,463    $15,716,359
                                                                                          ===========    ===========    ===========

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                            ----------------------------------------------------------------------------------------
                                                    Year ended                   Period ended                   Year ended
                                                 October 31, 2002            October 31, 2001 (a)           February 28, 2001

                                               Shares         Value          Shares         Value          Shares         Value
                                            ----------------------------------------------------------------------------------------

Shares sold ........................            622,129    $ 8,162,746      1,003,930    $14,568,147        345,346    $ 6,449,131

Shares issued for reinvestment
of distributions ...................              1,105         15,161              0              0        105,081      1,783,227
                                            -----------    -----------    -----------    -----------    -----------    -----------

                                                623,234      8,177,907      1,003,930     14,568,147        450,427      8,232,358

Shares redeemed ....................           (358,696)    (4,329,427)      (106,415)    (1,457,424)        (6,100)      (110,950)
                                            -----------    -----------    -----------    -----------    -----------    -----------

     Net increase ..................            264,538    $ 3,848,480        897,515    $13,110,723        444,327    $ 8,121,408
                                            ===========    ===========    ===========    ===========    ===========    ===========




See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                      Year ended Period ended   Year ended   Year ended   Year ended  Period ended
                                                      October 31, October 31,  February 28, February 29, February 28, February 28,
                                                         2002       2001 (a)       2001         2000         1999       1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................  $ 12.31      $ 15.13      $ 19.42      $ 12.68      $ 10.72      $ 10.00

      (Loss) income from investment operations
           Net investment loss ......................    (0.07)       (0.02)       (0.08)       (0.07)       (0.07)       (0.01)
           Net realized and unrealized (loss) gain
               on investments .......................    (1.35)       (2.80)       (2.10)        8.18         2.03         0.75
                                                       -------      -------      -------      -------      -------      -------
               Total from investment operations .....    (1.42)       (2.82)       (2.18)        8.11         1.96         0.74
                                                       -------      -------      -------      -------      -------      -------

      Distributions to shareholders from
           Distributions in excess of net investment
               income ...............................     0.00         0.00         0.00         0.00         0.00        (0.02)
           Net realized gain from investment
               transactions .........................    (0.01)        0.00        (2.11)       (1.37)        0.00         0.00
                                                       -------      -------      -------      -------      -------      -------
               Total distributions ..................    (0.01)        0.00        (2.11)       (1.37)        0.00        (0.02)
                                                       -------      -------      -------      -------      -------      -------

Net asset value, end of period ......................  $ 10.88      $ 12.31      $ 15.13      $ 19.42      $ 12.68      $ 10.72
                                                       =======      =======      =======      =======      =======      =======

Total return ........................................   (11.47)%     (18.69)%     (12.37)%      66.64 %      18.27 %       7.49 %
                                                       =======      =======      =======      =======      =======      =======

Ratios/supplemental data
      Net assets, end of period (000's) .............  $23,952      $23,835      $15,716      $11,542      $ 6,050      $ 6,048
                                                       =======      =======      =======      =======      =======      =======

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  1.73 %       1.72 %(c)    1.80 %       2.25 %       2.73 %       3.19 %(c)
           After expense reimbursements and waived fees   1.23 %       1.17 %(c)    1.25 %       1.15 %       1.39 %       1.24 %(c)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (1.09)%      (0.86)%(c)   (1.06)%      (1.59)%      (1.89)%      (2.19)%(c)
           After expense reimbursements and waived fees  (0.59)%      (0.31)%(c)   (0.50)%      (0.49)%      (0.55)%      (0.24)%(c)

      Portfolio turnover rate .......................   110.65 %     105.88 %     136.22 %     130.44 %     174.44 %      29.83 %

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) For the period from September 29, 1997 (commencement of operations) to February 28, 1998.
(c) Annualized.

See accompanying notes to financial statements


                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 29, 1997. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $2,203,805 of which expires in the year 2009 and $3,561,633 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $160,473 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.



                                                                    (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.40% of the Fund's average daily net assets. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived a portion of its fee amounting to $88,643 ($0.04 per share) for the year ended October 31, 2002.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the Administrator receives a fee of $12,500 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.






                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan") effective June 3, 2002. The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived $25,819 of these fees for the year ended October 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $30,624,220 and $28,759,077, respectively, for the year ended October 31, 2002.


NOTE 5 - EXPENSE REDUCTION

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $19,841 under these agreements.

                         THE CHESAPEAKE CORE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)



The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age,             Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust And Shareholders of
   The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2002, the period ended October 31, 2001, and the year ended February 28, 2001, and the financial highlights for the years and periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Chesapeake Core Growth Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001, and the year ended February 28, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

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





________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.